TAX STATUS OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
TAX STATUS OF THE PLAN	TAX STATUS OF THE PLAN
The Plan received a determination letter from the Internal Revenue Service (“IRS”) dated November 8, 2022 stating that the Plan is qualified under Section 401(a) of the Internal Revenue Code (the “Code”) and, therefore, its related trust is exempt from taxation. Subsequent to receiving the determination letter, the Plan was amended. The Plan Sponsor believes that the Plan is being operated in compliance with the applicable requirements of the Code and, therefore, believes that the Plan, as amended, is qualified and the related trust is tax-exempt.
GAAP requires plan management to evaluate uncertain tax positions taken by the Plan. The financial statement effects of a tax position are recognized when the position is more likely than not, based on the technical merits, to be sustained upon examination by the IRS. The Plan Sponsor has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken. The Plan has recognized no interest or penalties related to uncertain tax positions. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.